UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2019

Semiannual Report

to Shareholders

DWS EAFE® Equity Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Management Team
6	Portfolio Summary
8	Investment Portfolio
35	Statement of Assets and Liabilities
36	Statement of Operations
37	Statements of Changes in Net Assets

38	Financial Highlights
39	Notes to Financial Statements
49	Information About Your Fund’s Expenses
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
58	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. Significant uncertainty exists regarding the United Kingdom’s anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS EAFE® Equity Index Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS EAFE® Equity Index Fund	|	3

Performance Summary	June 30, 2019 (Unaudited)

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/19
No Sales Charges	13.92%	0.98%	2.06%	6.68%
MSCI EAFE® Index†	14.03%	1.08%	2.25%	6.90%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 is 1.04% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund’s investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS EAFE® Equity Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

†

MSCI Europe, Australasia and Far East (EAFE) Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

‡	Total returns shown for periods less than one year are not annualized.

Institutional Class

Net Asset Value
6/30/19	$5.77
12/31/18	$5.09

Distribution Information as of 6/30/19
Cap Gain Distributions, Six Months	$.03

DWS EAFE® Equity Index Fund	|	5

Portfolio Management Team

Thomas O’Brien, CFA

Vice President of Northern Trust Investments, Inc. Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Portfolio Manager for the International Equity Index group in Chicago.

–	Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

–	BS, University of Rhode Island; MBA, Suffolk University.

Portfolio Summary	(Unaudited)

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Financials	19%	19%
Industrials	15%	14%
Consumer Staples	12%	12%
Health Care	11%	11%
Consumer Discretionary	11%	11%
Materials	7%	7%
Information Technology	7%	6%
Energy	5%	6%
Communication Services	5%	6%
Utilities	4%	4%
Real Estate	4%	4%
	100%	100%

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/19	12/31/18
Japan	24%	24%
United Kingdom	15%	15%
France	11%	11%
Switzerland	10%	9%
Germany	9%	9%
Australia	7%	7%
Netherlands	5%	5%
Hong Kong	4%	4%
Spain	3%	3%
Sweden	2%	2%
Italy	2%	2%
Denmark	2%	2%
Other	6%	7%
	100%	100%

6	|	DWS EAFE® Equity Index Fund

Ten Largest Equity Holdings at June 30, 2019 (12.7% of Net Assets)		Country	Percent
1	Nestle SA	Switzerland	2.2%
	Multinational company that markets a wide range of food products
2	Royal Dutch Shell PLC	Netherlands	1.8%
	Explores, produces, and refines petroleum
3	Roche Holding AG	Switzerland	1.4%
	Developer of pharmaceutical and chemical products
4	Novartis AG	Switzerland	1.4%
	Manufacturer of pharmaceutical and nutrition products
5	HSBC Holdings PLC	United Kingdom	1.2%
	Provider of international banking and financial services
6	Toyota Motor Corp.	Japan	1.0%
	Manufacturer of diversified automotive products
7	BP PLC	United Kingdom	1.0%
	Exporter and producer of oil and natural gas
8	SAP SE	Germany	0.9%
	Manufacturer of computer software
9	TOTAL SA	France	0.9%
	Produces, refines, transports and markets oil and natural gas
10	AIA Group Ltd.	Hong Kong	0.9%
	Offers insurance and financial services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

DWS EAFE® Equity Index Fund	|	7

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 96.9%
Australia 7.1%

AGL Energy Ltd.	2,078	29,186

Alumina Ltd.	7,671	12,585

AMP Ltd.	9,592	14,265

APA Group (Units)	3,483	26,393

Aristocrat Leisure Ltd.	1,708	36,815

ASX Ltd.	584	33,778

Aurizon Holdings Ltd.	5,829	22,115

AusNet Services	5,993	7,884

Australia & New Zealand Banking Group Ltd.	8,758	173,558

Bank of Queensland Ltd.	1,326	8,879

Bendigo & Adelaide Bank Ltd.	1,558	12,674

BGP Holdings PLC* (a)	328,818	1,443

BHP Group Ltd.	9,006	260,354

BHP Group PLC	6,431	164,577

BlueScope Steel Ltd.	1,750	14,825

Boral Ltd.	3,364	12,093

Brambles Ltd.	4,931	44,638

Caltex Australia Ltd.	826	14,360

Challenger Ltd.	1,814	8,454

CIMIC Group Ltd.	295	9,273

Coca-Cola Amatil Ltd.	1,476	10,585

Cochlear Ltd.	183	26,614

Coles Group Ltd.*	3,462	32,316

Commonwealth Bank of Australia	5,409	314,439

Computershare Ltd.	1,467	16,652

Crown Resorts Ltd.	1,043	9,114

CSL Ltd.	1,389	210,080

Dexus (REIT)	3,219	29,375

Domino’s Pizza Enterprises Ltd. Series L	224	5,908

Flight Centre Travel Group Ltd.	196	5,716

Fortescue Metals Group Ltd.	4,264	27,040

Goodman Group (REIT)	4,890	51,638

GPT Group (REIT)	5,745	24,804

Harvey Norman Holdings Ltd.	1,366	3,910

Incitec Pivot Ltd.	4,803	11,465

Insurance Australia Group Ltd.	7,252	42,035

LendLease Group (Units)	1,860	16,983

Macquarie Group Ltd.	987	86,871

Medibank Private Ltd.	8,589	21,031

Mirvac Group (REIT) (Units) (b)	11,725	25,764

The accompanying notes are an integral part of the financial statements.

8	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

National Australia Bank Ltd.	8,497	159,445

Newcrest Mining Ltd.	2,316	52,108

Oil Search Ltd.	4,422	22,020

Orica Ltd.	1,156	16,441

Origin Energy Ltd.	5,463	28,056

QBE Insurance Group Ltd.	4,020	33,352

Ramsay Health Care Ltd.	444	22,516

REA Group Ltd.	150	10,097

Santos Ltd.	5,281	26,323

Scentre Group (REIT)	16,634	44,812

SEEK Ltd.	1,040	15,441

Sonic Healthcare Ltd.	1,394	26,474

South32 Ltd.	15,915	35,504

Stockland (REIT) (Units)	7,589	22,228

Suncorp Group Ltd.	3,908	36,943

Sydney Airport (Units)	3,344	18,877

TABCORP Holdings Ltd.	6,018	18,793

Telstra Corp., Ltd.	12,255	33,110

TPG Telecom Ltd.	1,032	4,655

Transurban Group (Units)	8,205	84,977

Treasury Wine Estates Ltd.	2,233	23,439

Vicinity Centres (REIT)	9,779	16,835

Washington H Soul Pattinson & Co., Ltd.	363	5,610

Wesfarmers Ltd.	3,502	88,909

Westpac Banking Corp.	10,616	211,507

Woodside Petroleum Ltd.	2,843	72,689

Woolworths Group Ltd.	3,857	89,927

WorleyParsons Ltd.	1,044	10,811

(Cost $1,205,387)		3,112,388

Austria 0.2%

Andritz AG	216	8,142

Erste Group Bank AG*	910	33,787

OMV AG	475	23,183

Raiffeisen Bank International AG	459	10,781

Verbund AG	188	9,808

Voestalpine AG	360	11,174

(Cost $49,750)		96,875

Belgium 1.0%

Ageas	542	28,174

Anheuser-Busch InBev SA	2,333	206,639

Colruyt SA	165	9,560

Groupe Bruxelles Lambert SA	259	25,417

KBC Group NV	784	51,461

Proximus SA	486	14,332

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	9

	Shares	Value ($)

Solvay SA	240	24,924

Telenet Group Holding NV	151	8,407

UCB SA	395	32,755

Umicore SA	600	19,269

(Cost $146,377)		420,938

Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $9,430)	1,100	7,859

Chile 0.0%
Antofagasta PLC (Cost $11,696)	1,179	13,948

China 0.1%

BeiGene Ltd. (ADR)*	119	14,750

Yangzijiang Shipbuilding Holdings Ltd.	7,900	8,946

(Cost $22,917)		23,696

Denmark 1.7%

A P Moller-Maersk AS “A”	12	13,939

A P Moller-Maersk AS “B”	19	23,542

Carlsberg AS “B”	335	44,371

Chr Hansen Holding AS	327	30,713

Coloplast AS “B”	372	42,024

Danske Bank AS	1,995	31,536

DSV AS	537	52,757

Genmab AS*	185	34,014

H. Lundbeck AS	211	8,330

ISS AS	445	13,429

Novo Nordisk AS ‘‘B”	5,286	269,678

Novozymes AS “B”	648	30,213

Orsted AS 144A	586	50,614

Pandora AS	308	10,940

Tryg AS	376	12,224

Vestas Wind Systems AS	601	51,956

William Demant Holding AS*	318	9,887

(Cost $216,697)		730,167

Finland 1.1%

Elisa Oyj	457	22,287

Fortum Oyj	1,313	29,022

Kone Oyj “B”	1,040	61,348

Metso Oyj	320	12,585

Neste Oyj	1,298	44,168

Nokia Oyj	17,459	86,897

Nokian Renkaat Oyj*	372	11,621

Nordea Bank Abp	9,346	67,876

Orion Oyj “B”	334	12,235

The accompanying notes are an integral part of the financial statements.

10	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Sampo Oyj “A”	1,370	64,688

Stora Enso Oyj “R”	1,825	21,485

UPM-Kymmene Oyj	1,642	43,679

Wartsila Oyj	1,280	18,556

(Cost $176,659)		496,447

France 10.9%

Accor SA	560	24,043

Aeroports de Paris	94	16,592

Air Liquide SA	1,309	183,239

Airbus SE	1,786	253,424

Alstom SA	454	21,063

Amundi SA 144A	172	12,011

Arkema SA	217	20,204

Atos SE	306	25,612

AXA SA	5,910	155,209

BioMerieux	138	11,430

BNP Paribas SA	3,432	163,048

Bollore SA	2,617	11,549

Bouygues SA	709	26,289

Bureau Veritas SA	872	21,538

Capgemini SE	490	60,890

Carrefour SA	1,878	36,269

Casino Guichard-Perrachon SA	166	5,666

Cie Generale des Etablissements Michelin	525	66,513

CNP Assurances	552	12,530

Compagnie de Saint-Gobain	1,526	59,510

Credit Agricole SA	3,576	42,856

Danone SA	1,898	160,779

Dassault Aviation SA	8	11,528

Dassault Systemes SE	399	63,717

Edenred	736	37,599

Eiffage SA	251	24,804

Electricite de France SA	1,907	24,026

Engie SA	5,600	84,869

EssilorLuxottica SA	873	113,853

Eurazeo SA	106	7,393

Eutelsat Communications SA	472	8,824

Faurecia SA	222	10,309

Fonciere des Regions (REIT)	135	14,135

Gecina SA (REIT)	132	19,766

Getlink SE	1,334	21,365

Hermes International	99	71,452

Icade (REIT)	88	8,073

Iliad SA	83	9,331

Imerys SA	135	7,174

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	11

	Shares	Value ($)

Ingenico Group SA	198	17,523

Ipsen SA	115	15,713

JC Decaux SA	245	7,426

Kering SA	232	136,914

Klepierre SA (REIT)	618	20,727

L’Oreal SA	776	220,967

Legrand SA	836	61,148

LVMH Moet Hennessy Louis Vuitton SE	850	361,916

Natixis SA	2,691	10,857

Orange SA	6,119	96,434

Pernod Ricard SA	644	118,725

Peugeot SA	1,808	44,558

Publicis Groupe	628	33,177

Remy Cointreau SA	60	8,659

Renault SA	603	37,937

Safran SA	1,003	147,092

Sanofi	3,447	297,903

Sartorius Stedim Biotech	76	11,995

Schneider Electric SE	1,696	153,854

SCOR SE	530	23,230

SEB SA	63	11,335

Societe BIC SA	82	6,255

Societe Generale SA	2,377	60,065

Sodexo SA	268	31,315

Suez	1,113	16,082

Teleperformance	184	36,878

Thales SA	320	39,568

Total SA	7,282	407,958

Ubisoft Entertainment SA*	271	21,184

Unibail-Rodamco-Westfield (CDI)	2,040	14,702

Unibail-Rodamco-Westfield (REIT) (c)	216	32,360

Unibail-Rodamco-Westfield (REIT) (c)	108	16,189

Valeo SA	777	25,244

Veolia Environnement SA	1,601	38,981

VINCI SA	1,558	159,595

Vivendi SA	2,781	76,509

Wendel	81	11,045

Worldline SA 144A*	257	18,708

(Cost $1,964,714)		4,779,210

Germany 8.0%

1&1 Drillisch AG	199	6,653

adidas AG	557	172,101

Allianz SE (Registered)	1,297	312,807

Axel Springer SE	159	11,205

BASF SE	2,803	204,132

Bayer AG (Registered)	2,851	197,158

The accompanying notes are an integral part of the financial statements.

12	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Bayerische Motoren Werke AG	1,002	74,143

Beiersdorf AG	303	36,362

Brenntag AG	469	23,127

Carl Zeiss Meditec AG (Bearer)	124	12,241

Commerzbank AG	3,000	21,601

Continental AG	339	49,399

Covestro AG 144A	534	27,172

Daimler AG (Registered)	2,770	153,985

Delivery Hero AG 144A*	320	14,545

Deutsche Bank AG (Registered) (d)	5,985	46,023

Deutsche Boerse AG	585	82,781

Deutsche Lufthansa AG (Registered)	722	12,360

Deutsche Post AG (Registered)	3,058	100,543

Deutsche Telekom AG (Registered)	10,224	176,908

Deutsche Wohnen SE	1,086	39,880

E.ON SE	6,644	72,103

Evonik Industries AG	587	17,137

Fraport AG	122	10,505

Fresenius Medical Care AG & Co. KGaA	653	51,356

Fresenius SE & Co. KGaA	1,277	69,313

GEA Group AG	456	12,981

Hannover Rueck SE	193	31,222

HeidelbergCement AG	451	36,546

Henkel AG & Co. KGaA	329	30,221

HOCHTIEF AG	70	8,534

HUGO BOSS AG	178	11,835

Infineon Technologies AG	3,829	67,574

Innogy SE	451	19,310

KION Group AG	200	12,616

Knorr-Bremse AG	151	16,845

LANXESS AG	286	17,033

Merck KGaA	405	42,343

METRO AG	560	10,240

MTU Aero Engines AG	155	36,983

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	457	114,730

Puma SE (c)	220	14,672

Puma SE (c)	30	2,002

RWE AG	1,678	41,363

SAP SE	3,013	413,945

Siemens AG (Registered)	2,343	278,829

Siemens Healthineers AG 144A	483	20,386

Symrise AG	403	38,846

Telefonica Deutschland Holding AG	2,352	6,580

ThyssenKrupp AG	1,172	17,098

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	13

	Shares	Value ($)

TUI AG	1,449	14,240

Uniper SE	598	18,096

United Internet AG (Registered)	401	13,237

Volkswagen AG	94	16,164

Vonovia SE	1,515	72,401

Wirecard AG	358	60,647

Zalando SE 144A*	409	18,148

(Cost $1,631,392)		3,511,207

Hong Kong 3.7%

AIA Group Ltd.	36,881	398,795

ASM Pacific Technology Ltd.	1,100	11,288

Bank of East Asia Ltd.	3,548	9,925

BOC Hong Kong (Holdings) Ltd.	11,321	44,524

CK Asset Holdings Ltd.	7,848	61,342

CK Hutchison Holdings Ltd.	8,348	82,191

CK Infrastructure Holdings Ltd.	2,000	16,310

CLP Holdings Ltd.	4,774	52,654

Galaxy Entertainment Group Ltd.	6,497	43,807

Hang Lung Properties Ltd.	6,000	14,287

Hang Seng Bank Ltd.	2,400	59,596

Henderson Land Development Co., Ltd.	4,703	25,929

HK Electric Investments & HK Electric Investments Ltd. “SS”, (Units)	6,991	7,166

HKT Trust & HKT Ltd. “SS”, (Units)	11,920	18,920

Hong Kong & China Gas Co., Ltd.	31,277	69,351

Hong Kong Exchanges & Clearing Ltd.	3,623	128,136

Hongkong Land Holdings Ltd.	3,400	21,907

Hysan Development Co., Ltd.	1,773	9,168

Jardine Matheson Holdings Ltd.	700	44,001

Jardine Strategic Holdings Ltd.	700	26,686

Kerry Properties Ltd.	2,000	8,412

Link (REIT)	6,653	81,800

Melco Resorts & Entertainment Ltd. (ADR)	635	13,792

MGM China Holdings Ltd.	2,297	3,919

MTR Corp., Ltd.	4,417	29,725

New World Development Co., Ltd.	18,369	28,732

NWS Holdings Ltd.	4,991	10,261

PCCW Ltd.	14,000	8,088

Power Assets Holdings Ltd.	4,500	32,370

Shangri-La Asia Ltd.	4,000	5,047

Sino Land Co., Ltd.	9,476	15,911

SJM Holdings Ltd.	5,000	5,694

Sun Hung Kai Properties Ltd.	4,688	79,534

Swire Pacific Ltd. “A”	1,500	18,479

Swire Properties Ltd.	3,800	15,348

The accompanying notes are an integral part of the financial statements.

14	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Techtronic Industries Co., Ltd.	4,499	34,535

Vitasoy International Holdings Ltd.	2,000	9,617

WH Group Ltd. 144A	29,259	29,734

Wharf Holdings Ltd.	3,750	9,931

Wharf Real Estate Investment Co., Ltd.	3,750	26,431

Wheelock & Co., Ltd.	3,000	21,550

Yue Yuen Industrial (Holdings) Ltd.	2,500	6,850

(Cost $631,437)		1,641,743

Ireland 0.6%

AIB Group PLC	2,423	9,925

Bank of Ireland Group PLC	3,166	16,539

CRH PLC	2,459	80,422

DCC PLC	316	28,219

Flutter Entertainment PLC	241	18,147

James Hardie Industries SE (CDI)	1,276	16,774

Kerry Group PLC “A”	477	56,920

Kingspan Group PLC	466	25,300

Smurfit Kappa Group PLC	678	20,537

(Cost $197,052)		272,783

Isle Of Man 0.0%
GVC Holdings PLC (Cost $22,948)	1,885	15,619

Israel 0.6%

Azrieli Group Ltd.	144	9,652

Bank Hapoalim BM	3,645	27,074

Bank Leumi Le-Israel BM	4,410	31,830

Check Point Software Technologies Ltd.* (e)	393	45,435

CyberArk Software Ltd.* (e)	100	12,784

Elbit Systems Ltd.	66	9,843

Israel Chemicals Ltd.	2,347	12,304

Israel Discount Bank Ltd. “A”	3,508	14,327

Mizrahi Tefahot Bank Ltd.	378	8,729

Nice Ltd.*	191	26,014

Teva Pharmaceutical Industries Ltd. (ADR)*	3,336	30,791

Wix.com Ltd.* (e)	137	19,468

(Cost $265,409)		248,251

Italy 2.0%

Assicurazioni Generali SpA	3,311	62,322

Atlantia SpA	1,481	38,613

Davide Campari-Milano SpA	1,899	18,600

Enel SpA	25,067	175,061

Eni SpA	7,847	130,628

Ferrari NV (c)	82	13,296

Ferrari NV (c) (f)	285	46,005

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	15

	Shares	Value ($)

FinecoBank Banca Fineco SpA	1,575	17,573

Intesa Sanpaolo SpA	46,196	98,841

Leonardo SpA	1,345	17,069

Mediobanca Banca di Credito Finanziario SpA	1,898	19,549

Moncler SpA	534	22,911

Pirelli & C SpA 144A	1,251	7,392

Poste Italiane SpA 144A	1,557	16,393

Prysmian SpA	722	14,882

Recordati SpA	311	12,966

Snam SpA	6,437	31,985

Telecom Italia SpA*	27,963	15,265

Telecom Italia SpA (RSP)	16,966	8,804

Terna Rete Elettrica Nazionale SpA	4,134	26,315

UniCredit SpA	6,161	75,701

(Cost $578,433)		870,171

Japan 23.1%

ABC-Mart, Inc.	100	6,519

Acom Co., Ltd.	1,500	5,413

Advantest Corp.	600	16,570

Aeon Co., Ltd.	2,000	34,410

AEON Financial Service Co., Ltd.	230	3,714

AEON Mall Co., Ltd.	200	3,013

Air Water, Inc.	353	6,056

Aisin Seiki Co., Ltd.	500	17,244

Ajinomoto Co., Inc.	1,400	24,222

Alfresa Holdings Corp.	600	14,842

Alps Electric Co., Ltd.	600	10,133

Amada Holdings Co., Ltd.	1,000	11,288

ANA Holdings, Inc.	300	9,945

Aozora Bank Ltd.	400	9,609

Asahi Glass Co., Ltd.	500	17,305

Asahi Group Holdings Ltd.	1,100	49,543

Asahi Intecc Co., Ltd.	600	14,818

Asahi Kasei Corp.	3,900	41,668

Astellas Pharma, Inc.	5,700	81,325

Bandai Namco Holdings, Inc.	650	31,592

Benesse Holdings, Inc.	200	4,657

Bridgestone Corp. (b)	1,800	70,996

Brother Industries Ltd.	700	13,258

Calbee, Inc.	200	5,387

Canon, Inc.	3,100	90,534

Casio Computer Co., Ltd.	700	8,710

Central Japan Railway Co.	400	80,183

Chubu Electric Power Co., Inc.	1,900	26,677

Chugai Pharmaceutical Co., Ltd.	700	45,779

The accompanying notes are an integral part of the financial statements.

16	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Chugoku Electric Power Co., Inc.	800	10,094

Coca-Cola Bottlers Japan Holdings, Inc.	400	10,116

Concordia Financial Group Ltd.	3,100	11,566

Credit Saison Co., Ltd.	500	5,863

CyberAgent Inc	300	10,900

Dai Nippon Printing Co., Ltd.	700	14,947

Dai-ichi Life Holdings, Inc.	3,300	49,927

Daicel Corp.	700	6,240

Daifuku Co., Ltd.	300	16,931

Daiichi Sankyo Co., Ltd.	1,800	94,166

Daikin Industries Ltd.	800	104,876

Daito Trust Construction Co., Ltd.	200	25,479

Daiwa House Industry Co., Ltd.	1,700	49,624

Daiwa House REIT Investment Corp. (REIT)	6	14,485

Daiwa Securities Group, Inc.	4,500	19,744

Denso Corp.	1,300	54,782

Dentsu, Inc.	700	24,480

Disco Corp.	100	16,479

Don Quijote Holdings Co., Ltd.	300	19,095

East Japan Railway Co.	939	87,991

Eisai Co., Ltd.	800	45,310

Electric Power Development Co., Ltd.	500	11,375

FamilyMart UNY Holdings Co., Ltd.	800	19,110

FANUC Corp.	600	111,315

Fast Retailing Co., Ltd.	200	121,229

Fuji Electric Co., Ltd.	400	13,852

Fujifilm Holdings Corp.	1,100	55,944

Fujitsu Ltd.	600	41,877

Fukuoka Financial Group, Inc.	500	9,151

GMO Payment Gateway, Inc.	100	6,899

Hakuhodo Dy Holdings, Inc.	700	11,823

Hamamatsu Photonics KK	400	15,621

Hankyu Hanshin Holdings, Inc.	700	25,104

Hikari Tsushin, Inc.	100	21,838

Hino Motors Ltd.	1,000	8,436

Hirose Electric Co., Ltd.	105	11,738

Hisamitsu Pharmaceutical Co., Inc.	100	3,952

Hitachi Chemical Co., Ltd.	300	8,167

Hitachi Construction Machinery Co., Ltd.	300	7,833

Hitachi High-Technologies Corp.	200	10,312

Hitachi Ltd.	3,000	110,124

Hitachi Metals Ltd.	700	7,929

Honda Motor Co., Ltd.	5,000	129,470

Hoshizaki Corp.	200	14,923

Hoya Corp.	1,200	92,245

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	17

	Shares	Value ($)

Hulic Co., Ltd.	900	7,240

Idemitsu Kosan Co., Ltd.	546	16,514

IHI Corp.	500	12,083

Iida Group Holdings Co., Ltd.	500	8,085

INPEX Corp.	3,000	27,172

Isetan Mitsukoshi Holdings Ltd.	1,120	9,096

Isuzu Motors Ltd.	1,800	20,518

Itochu Corp.	4,200	80,384

Itochu Techno-Solutions Corp.	300	7,700

J. Front Retailing Co., Ltd.	700	8,039

Japan Airlines Co., Ltd.	300	9,586

Japan Airport Terminal Co., Ltd.	200	8,556

Japan Exchange Group, Inc.	1,500	23,894

Japan Post Bank Co., Ltd.	1,200	12,187

Japan Post Holdings Co., Ltd.	4,700	53,239

Japan Prime Realty Investment Corp. (REIT)	2	8,675

Japan Real Estate Investment Corp. (REIT)	4	24,349

Japan Retail Fund Investment Corp. (REIT)	8	16,179

Japan Tobacco, Inc.	3,700	81,655

JFE Holdings, Inc.	1,425	21,019

JGC Corp.	600	8,229

JSR Corp.	600	9,499

JTEKT Corp.	600	7,313

JXTG Holdings, Inc.	9,650	48,107

Kajima Corp.	1,300	17,884

Kakaku.com, Inc.	400	7,736

Kamigumi Co., Ltd.	300	7,109

Kaneka Corp.	100	3,770

Kansai Electric Power Co., Inc.	2,200	25,229

Kansai Paint Co., Ltd.	600	12,604

Kao Corp.	1,500	114,632

Kawasaki Heavy Industries Ltd.	400	9,426

KDDI Corp.	5,400	137,302

Keihan Holdings Co., Ltd.	300	13,085

Keikyu Corp.	700	12,065

Keio Corp.	300	19,776

Keisei Electric Railway Co., Ltd.	400	14,599

Keyence Corp.	300	184,991

Kikkoman Corp.	500	21,777

Kintetsu Group Holdings Co., Ltd.	590	28,276

Kirin Holdings Co., Ltd.	2,500	53,906

Kobayashi Pharmaceutical Co., Ltd.	200	14,341

Kobe Steel Ltd.	800	5,256

Koito Manufacturing Co., Ltd.	258	13,829

Komatsu Ltd.	2,800	67,718

The accompanying notes are an integral part of the financial statements.

18	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Konami Holdings Corp.	300	14,078

Konica Minolta, Inc.	1,500	14,656

Kose Corp.	100	16,827

Kubota Corp.	3,200	53,430

Kuraray Co., Ltd.	900	10,775

Kurita Water Industries Ltd.	300	7,467

Kyocera Corp.	1,000	65,506

Kyowa Hakko Kirin Co., Ltd.	710	12,806

Kyushu Electric Power Co., Inc.	1,300	12,776

Kyushu Railway Co.	500	14,583

Lawson, Inc.	200	9,559

LINE Corp.*	200	5,593

Lion Corp.	700	13,047

LIXIL Group Corp.	848	13,406

M3, Inc.	1,300	23,824

Makita Corp.	700	23,873

Marubeni Corp.	4,700	31,182

Marui Group Co., Ltd.	600	12,236

Maruichi Steel Tube Ltd.	200	5,566

Mazda Motor Corp.	1,700	17,757

McDonald’s Holdings Co. (Japan), Ltd.	200	8,821

Mebuki Financial Group, Inc.	2,700	7,051

Medipal Holdings Corp.	600	13,262

MEIJI Holdings Co., Ltd.	400	28,611

Mercari, Inc.*	200	5,321

Minebea Mitsumi, Inc.	1,100	18,701

MISUMI Group, Inc.	900	22,681

Mitsubishi Chemical Holdings Corp.	4,000	28,004

Mitsubishi Corp.	4,100	108,255

Mitsubishi Electric Corp.	5,500	72,645

Mitsubishi Estate Co., Ltd.	3,600	67,141

Mitsubishi Gas Chemical Co., Inc.	500	6,685

Mitsubishi Heavy Industries Ltd.	1,000	43,621

Mitsubishi Materials Corp.	300	8,561

Mitsubishi Motors Corp.	2,000	9,601

Mitsubishi Tanabe Pharma Corp.	700	7,797

Mitsubishi UFJ Financial Group, Inc.	37,800	179,849

Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	7,442

Mitsui & Co., Ltd.	5,000	81,551

Mitsui Chemicals, Inc.	600	14,898

Mitsui Fudosan Co., Ltd.	2,700	65,634

Mitsui O.S.K Lines Ltd.	400	9,618

Mizuho Financial Group, Inc.	73,390	106,434

MonotaRO Co., Ltd.	400	9,806

MS&AD Insurance Group Holdings, Inc.	1,400	44,492

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	19

	Shares	Value ($)

Murata Manufacturing Co., Ltd.	1,800	81,206

Nabtesco Corp.	325	9,082

Nagoya Railroad Co., Ltd.	600	16,615

NEC Corp.	790	31,186

Nexon Co., Ltd.*	1,600	23,247

NGK Insulators Ltd.	800	11,696

NGK Spark Plug Co., Ltd.	500	9,411

NH Foods Ltd.	200	8,556

Nidec Corp.	700	96,080

Nikon Corp.	1,000	14,176

Nintendo Co., Ltd.	300	110,307

Nippon Building Fund, Inc. (REIT)	4	27,398

Nippon Electric Glass Co., Ltd.	200	5,078

Nippon Express Co., Ltd.	200	10,658

Nippon Paint Holdings Co., Ltd.	500	19,500

Nippon Prologis REIT, Inc. (REIT)	5	11,556

Nippon Steel Corp.	2,600	44,796

Nippon Telegraph & Telephone Corp.	1,976	92,126

Nippon Yusen Kabushiki Kaisha	400	6,433

Nissan Chemical Industries Ltd.	400	18,093

Nissan Motor Co., Ltd.	7,200	51,598

Nisshin Seifun Group, Inc.	600	13,691

Nissin Foods Holdings Co., Ltd.	200	12,884

Nitori Holdings Co., Ltd.	200	26,546

Nitto Denko Corp.	500	24,746

Nomura Holdings, Inc.	10,100	35,639

Nomura Real Estate Holdings, Inc.	400	8,618

Nomura Real Estate Master Fund, Inc. (REIT)	11	16,906

Nomura Research Institute Ltd.	1,200	19,298

NSK Ltd.	1,100	9,814

NTT Data Corp.	1,900	25,354

NTT DoCoMo, Inc.	4,100	95,628

Obayashi Corp.	2,100	20,728

Obic Co., Ltd.	200	22,711

Odakyu Electric Railway Co., Ltd.	900	22,057

Oji Holdings Corp.	2,500	14,483

Olympus Corp.	3,600	40,091

Omron Corp.	600	31,392

Ono Pharmaceutical Co., Ltd.	1,100	19,745

Oracle Corp.	100	7,308

Oriental Land Co., Ltd.	600	74,419

ORIX Corp.	4,100	61,248

Osaka Gas Co., Ltd.	1,100	19,200

Otsuka Corp.	300	12,077

Otsuka Holdings Co., Ltd.	1,222	39,921

The accompanying notes are an integral part of the financial statements.

20	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Panasonic Corp.	6,914	57,717

Park24 Co., Ltd.	400	9,336

PeptiDream, Inc.*	300	15,396

Persol Holdings Co., Ltd.	500	11,790

Pigeon Corp.	400	16,109

Pola Orbis Holdings, Inc.	300	8,409

Rakuten, Inc.	2,600	31,017

Recruit Holdings Co., Ltd.	3,600	120,560

Renesas Electronics Corp.*	2,200	10,982

Resona Holdings, Inc.	6,200	25,858

Ricoh Co., Ltd.	2,100	21,019

Rinnai Corp.	100	6,362

ROHM Co., Ltd.	300	20,239

Ryohin Keikaku Co., Ltd.	100	18,059

Sankyo Co., Ltd.	200	7,247

Santen Pharmaceutical Co., Ltd.	1,100	18,278

SBI Holdings, Inc.	744	18,493

Secom Co., Ltd.	600	51,735

Sega Sammy Holdings, Inc.	500	6,080

Seibu Holdings, Inc.	700	11,682

Seiko Epson Corp.	800	12,675

Sekisui Chemical Co., Ltd.	1,100	16,547

Sekisui House Ltd.	1,800	29,730

Seven & I Holdings Co., Ltd.	2,300	77,896

Seven Bank Ltd.	1,800	4,718

SG Holdings Co., Ltd.	400	11,344

Sharp Corp.	500	5,506

Shimadzu Corp.	700	17,206

Shimamura Co., Ltd.	100	7,475

Shimano, Inc.	200	29,794

Shimizu Corp.	1,700	14,137

Shin-Etsu Chemical Co., Ltd.	1,100	102,739

Shinsei Bank Ltd.	500	7,776

Shionogi & Co., Ltd.	800	46,162

Shiseido Co., Ltd.	1,200	90,783

Showa Denko KK	400	11,838

SMC Corp.	200	74,949

Softbank Corp.	5,100	66,251

SoftBank Group Corp.	5,000	239,969

Sohgo Security Services Co., Ltd.	200	9,245

Sompo Holdings, Inc.	1,000	38,664

Sony Corp.	3,900	204,229

Sony Financial Holdings, Inc.	500	12,016

Stanley Electric Co., Ltd.	400	9,849

Subaru Corp.	1,882	45,822

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	21

	Shares	Value ($)

SUMCO Corp.	700	8,370

Sumitomo Chemical Co., Ltd.	4,400	20,477

Sumitomo Corp.	3,700	56,177

Sumitomo Dainippon Pharma Co., Ltd.	500	9,497

Sumitomo Electric Industries Ltd.	2,400	31,574

Sumitomo Heavy Industries Ltd.	300	10,348

Sumitomo Metal Mining Co., Ltd.	700	20,994

Sumitomo Mitsui Financial Group, Inc.	4,091	144,673

Sumitomo Mitsui Trust Holdings, Inc.	1,010	36,694

Sumitomo Realty & Development Co., Ltd.	1,000	35,756

Sumitomo Rubber Industries Ltd.	500	5,787

Sundrug Co., Ltd.	200	5,418

Suntory Beverage & Food Ltd.	400	17,398

Suzuken Co., Ltd.	200	11,752

Suzuki Motor Corp.	1,100	51,727

Sysmex Corp.	500	32,699

T&D Holdings, Inc.	1,800	19,583

Taiheiyo Cement Corp.	400	12,123

Taisei Corp.	600	21,839

Taisho Pharmaceutical Holdings Co., Ltd.	100	7,699

Taiyo Nippon Sanso Corp.	400	8,514

Takeda Pharmaceutical Co., Ltd.	4,588	163,030

TDK Corp.	400	31,035

Teijin Ltd.	600	10,244

Terumo Corp.	2,000	59,787

The Bank of Kyoto Ltd.	100	3,870

The Chiba Bank Ltd.	1,500	7,338

The Shizuoka Bank Ltd.	1,500	11,077

THK Co., Ltd.	400	9,611

Tobu Railway Co., Ltd.	600	17,511

Toho Co., Ltd.	400	17,030

Toho Gas Co., Ltd.	200	7,366

Tohoku Electric Power Co., Inc.	1,300	13,141

Tokio Marine Holdings, Inc.	2,000	100,334

Tokyo Century Corp.	200	8,457

Tokyo Electric Power Co. Holdings, Inc.*	4,900	25,584

Tokyo Electron Ltd.	500	70,343

Tokyo Gas Co., Ltd.	1,200	28,275

Tokyu Corp.	1,600	28,421

Tokyu Fudosan Holdings Corp.	1,900	10,504

Toppan Printing Co., Ltd.	800	12,179

Toray Industries, Inc.	4,300	32,754

Toshiba Corp.	1,700	52,893

Tosoh Corp.	800	11,284

TOTO Ltd.	500	19,805

The accompanying notes are an integral part of the financial statements.

22	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Toyo Seikan Kaisha Ltd.	500	9,942

Toyo Suisan Kaisha Ltd.	300	12,367

Toyoda Gosei Co., Ltd.	200	3,909

Toyota Industries Corp.	500	27,623

Toyota Motor Corp.	7,000	435,397

Toyota Tsusho Corp.	600	18,244

Trend Micro, Inc.	400	17,825

Tsuruha Holdings, Inc.	100	9,261

Unicharm Corp.	1,200	36,218

United Urban Investment Corp. (REIT)	9	15,093

USS Co., Ltd.	700	13,822

Welcia Holdings Co., Ltd.	200	8,155

West Japan Railway Co.	500	40,484

Yahoo! Japan Corp.	8,500	25,014

Yakult Honsha Co., Ltd.	400	23,516

Yamada Denki Co., Ltd.	2,000	8,856

Yamaha Corp.	500	23,821

Yamaha Motor Co., Ltd.	800	14,252

Yamato Holdings Co., Ltd.	1,000	20,368

Yamazaki Baking Co., Ltd.	400	6,052

Yaskawa Electric Corp.	700	23,924

Yokogawa Electric Corp.	700	13,776

Yokohama Rubber Co., Ltd.	350	6,446

ZOZO, Inc.	500	9,382

(Cost $5,134,553)		10,180,539

Luxembourg 0.3%

ArcelorMittal	1,979	35,519

Aroundtown SA	2,306	19,022

Eurofins Scientific SE	34	15,059

Millicom International Cellular SA (SDR)	197	11,089

RTL Group SA	97	4,964

SES SA (FDR)	1,127	17,626

Tenaris SA	1,515	19,863

(Cost $128,920)		123,142

Macau 0.1%

Sands China Ltd.	7,619	36,461

Wynn Macau Ltd.	4,381	9,818

(Cost $16,720)		46,279

Mexico 0.0%
Fresnillo PLC (Cost $6,427)	560	6,188

Netherlands 4.8%

ABN AMRO Bank NV (CVA) 144A	1,298	27,768

Adyen NV 144A*	33	25,493

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	23

	Shares	Value ($)

Aegon NV	5,808	28,858

AerCap Holdings NV* (f)	410	21,324

Akzo Nobel NV	703	66,043

ASML Holding NV	1,300	271,214

EXOR NV	327	22,914

Heineken Holding NV	366	38,362

Heineken NV	801	89,337

ING Groep NV	11,851	137,363

Koninklijke (Royal) KPN NV	10,875	33,368

Koninklijke Ahold Delhaize NV	3,581	80,490

Koninklijke DSM NV	557	68,759

Koninklijke Philips NV	2,835	123,322

Koninklijke Vopak NV	219	10,099

NN Group NV	993	39,958

NXP Semiconductors NV (e)	904	88,239

QIAGEN NV*	719	29,188

Randstad NV	387	21,231

Royal Dutch Shell PLC “A”	13,559	443,050

Royal Dutch Shell PLC “B”	11,442	374,910

Wolters Kluwer NV	854	62,181

(Cost $1,111,625)		2,103,471

New Zealand 0.2%

a2 Milk Co., Ltd.*	2,250	22,221

Auckland International Airport Ltd.	3,070	20,278

Fisher & Paykel Healthcare Corp., Ltd.	1,659	17,204

Fletcher Building Ltd.	2,416	7,874

Meridian Energy Ltd.	3,728	11,899

Ryman Healthcare Ltd.	1,117	8,839

Spark New Zealand Ltd.	6,118	16,456

(Cost $56,429)		104,771

Norway 0.7%

Aker BP ASA	299	8,620

DNB ASA	2,919	54,356

Equinor ASA	3,107	61,257

Gjensidige Forsikring ASA	584	11,755

Mowi ASA	1,368	31,999

Norsk Hydro ASA	3,870	13,856

Orkla ASA	2,351	20,868

Schibsted ASA “B”	296	7,719

Telenor ASA	2,297	48,747

Yara International ASA	549	26,632

(Cost $105,959)		285,809

The accompanying notes are an integral part of the financial statements.

24	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Portugal 0.1%

EDP — Energias de Portugal SA	8,153	30,977

Galp Energia, SGPS, SA	1,461	22,500

Jeronimo Martins, SGPS, SA	729	11,741

(Cost $42,202)		65,218

Russia 0.0%
Evraz PLC (Cost $11,837)	1,577	13,362

Singapore 1.3%

Ascendas Real Estate Investment Trust (REIT)	8,100	18,671

CapitaLand Commercial Trust (REIT)	8,176	13,110

CapitaLand Ltd.	8,125	21,204

CapitaLand Mall Trust (REIT)	7,870	15,299

City Developments Ltd.	1,500	10,500

ComfortDelGro Corp., Ltd.	6,100	12,004

DBS Group Holdings Ltd.	5,459	104,727

Genting Singapore Ltd.	17,995	12,248

Golden Agri-Resources Ltd.	14,673	3,142

Jardine Cycle & Carriage Ltd.	304	8,144

Keppel Corp., Ltd.	4,249	20,940

Oversea-Chinese Banking Corp., Ltd.	10,090	84,865

SATS Ltd.	1,800	6,942

Sembcorp Industries Ltd.	3,149	5,611

Singapore Airlines Ltd.	1,570	10,764

Singapore Exchange Ltd.	2,500	14,645

Singapore Press Holdings Ltd.	5,158	9,301

Singapore Technologies Engineering Ltd.	4,900	14,990

Singapore Telecommunications Ltd.	24,701	63,884

Suntec Real Estate Investment Trust (REIT)	6,100	8,745

United Overseas Bank Ltd.	3,822	73,770

UOL Group Ltd.	1,661	9,274

Venture Corp., Ltd.	900	10,842

Wilmar International Ltd.	5,600	15,311

(Cost $238,886)		568,933

South Africa 0.1%
Mondi PLC (Cost $23,850)	1,161	26,428

Spain 2.9%

ACS, Actividades de Construccion y Servicios SA	774	30,909

Aena SME SA 144A	208	41,243

Amadeus IT Group SA	1,336	106,006

Banco Bilbao Vizcaya Argentaria SA	20,475	114,374

Banco de Sabadell SA	18,178	18,839

Banco Santander SA	50,010	231,536

Bankia SA	3,961	9,354

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	25

	Shares	Value ($)

Bankinter SA	2,126	14,654

CaixaBank SA	10,851	31,073

Cellnex Telecom SA 144A*	595	22,030

Enagas SA	705	18,821

Endesa SA	1,014	26,071

Ferrovial SA	1,473	37,708

Grifols SA	876	25,919

Iberdrola SA	17,938	178,774

Industria de Diseno Textil SA	3,358	101,004

Mapfre SA	3,618	10,584

Naturgy Energy Group SA	923	25,415

Red Electrica Corp. SA	1,379	28,724

Repsol SA	4,220	66,244

Siemens Gamesa Renewable Energy SA	709	11,795

Telefonica SA	14,115	115,939

(Cost $839,136)		1,267,016

Sweden 2.4%

Alfa Laval AB	974	21,256

Assa Abloy AB “B”	3,038	68,674

Atlas Copco AB “A”	2,026	64,738

Atlas Copco AB “B”	1,151	33,042

Boliden AB	892	22,853

Electrolux AB “B”	676	17,284

Epiroc AB “A”	2,048	21,309

Epiroc AB “B”	1,071	10,606

Essity AB “B”	1,862	57,204

Hennes & Mauritz AB “B”	2,459	43,725

Hexagon AB “B”	788	43,799

Husqvarna AB “B”	1,211	11,327

ICA Gruppen AB	265	11,384

Industrivarden AB “C”	536	11,896

Investor AB “B”	1,422	68,351

Kinnevik AB “B”	761	19,793

L E Lundbergforetagen AB “B”	248	9,294

Lundin Petroleum AB	595	18,499

Sandvik AB	3,517	64,530

Securitas AB “B”	962	16,868

Skandinaviska Enskilda Banken AB “A”	4,979	46,034

Skanska AB “B”	977	17,607

SKF AB “B”	1,220	22,433

Svenska Handelsbanken AB “A”	4,613	45,653

Swedbank AB “A”	2,702	40,610

Swedish Match AB	529	22,327

Tele2 AB “B”	1,451	21,182

Telefonaktiebolaget LM Ericsson “B”	9,431	89,595

The accompanying notes are an integral part of the financial statements.

26	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

Telia Co. AB	8,841	39,260

Volvo AB “B”	4,575	72,599

(Cost $331,433)		1,053,732

Switzerland 9.4%

ABB Ltd. (Registered)	5,627	113,078

Adecco Group AG (Registered)	501	30,119

Alcon, Inc.*	1,329	82,291

Baloise Holding AG (Registered)	147	26,021

Barry Callebaut AG (Registered)	7	14,055

Chocoladefabriken Lindt & Spruengli AG	3	21,807

Cie Financiere Richemont SA (Registered)	1,610	136,497

Clariant AG (Registered)*	549	11,140

Coca-Cola HBC AG*	626	23,632

Credit Suisse Group AG (Registered)*	7,837	93,672

Dufry AG (Registered)*	133	11,253

EMS-Chemie Holding AG (Registered)	26	16,883

Geberit AG (Registered)	114	53,217

Givaudan SA (Registered)	28	79,131

Glencore PLC*	34,326	119,389

Julius Baer Group Ltd.*	690	30,681

Kuehne + Nagel International AG (Registered)	170	25,258

LafargeHolcim Ltd. (Registered)* (c)	1,125	54,974

LafargeHolcim Ltd. (Registered)* (c)	356	17,403

Lonza Group AG (Registered)*	229	77,436

Nestle SA (Registered)	9,368	969,688

Novartis AG (Registered)	6,640	606,051

Pargesa Holding SA (Bearer)	110	8,478

Partners Group Holding AG	56	44,020

Roche Holding AG (Genusschein)	2,154	606,493

Schindler Holding AG	123	27,396

Schindler Holding AG (Registered)	61	13,334

SGS SA (Registered)	16	40,749

Sika AG	397	67,902

Sonova Holding AG (Registered)	169	38,436

STMicroelectronics NV	2,066	36,682

Straumann Holding AG (Registered)	31	27,398

Swatch Group AG (Bearer)	88	25,162

Swatch Group AG (Registered)	190	10,306

Swiss Life Holding AG (Registered)*	105	52,093

Swiss Prime Site AG (Registered)	229	20,005

Swiss Re AG	932	94,684

Swisscom AG (Registered)	81	40,688

Temenos AG (Registered)*	196	35,099

UBS Group AG (Registered)*	11,766	139,924

Vifor Pharma AG	136	19,637

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	27

	Shares	Value ($)

Zurich Insurance Group AG	466	161,977

(Cost $1,386,249)		4,124,139

United Arab Emirates 0.0%
NMC Health PLC (Cost $12,611)	267	8,167

United Kingdom 14.5%

3i Group PLC	3,081	43,583

Admiral Group PLC	597	16,758

Anglo American PLC	3,224	92,070

Ashtead Group PLC	1,465	42,023

Associated British Foods PLC	1,089	34,090

AstraZeneca PLC	3,874	316,536

Auto Trader Group PLC 144A	2,925	20,359

Aviva PLC	11,746	62,170

BAE Systems PLC	9,892	62,260

Barclays PLC	52,964	100,917

Barratt Developments PLC	2,973	21,618

Berkeley Group Holdings PLC	350	16,589

BP PLC	62,041	432,912

British American Tobacco PLC	7,013	245,195

British Land Co. PLC (REIT)	2,865	19,601

BT Group PLC	26,153	65,334

Bunzl PLC	1,005	26,522

Burberry Group PLC	1,292	30,591

Carnival PLC	504	22,427

Centrica PLC	18,298	20,361

CNH Industrial NV	3,198	32,800

Coca-Cola European Partners PLC	658	36,911

Coca-Cola European Partners PLC (f)	68	3,842

Compass Group PLC	4,866	116,673

Croda International PLC	409	26,635

Diageo PLC	7,381	317,858

Direct Line Insurance Group PLC	4,420	18,644

easyJet PLC	590	7,139

Experian PLC	2,801	84,874

Ferguson PLC*	709	50,472

Fiat Chrysler Automobiles NV (f)	2,999	41,446

Fiat Chrysler Automobiles NV	276	3,843

G4S PLC	4,855	12,837

GlaxoSmithKline PLC	15,169	303,685

Halma PLC	1,132	29,087

Hargreaves Lansdown PLC	884	21,548

HSBC Holdings PLC	61,516	513,478

Imperial Brands PLC	2,928	68,729

Informa PLC	3,949	41,898

The accompanying notes are an integral part of the financial statements.

28	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)

InterContinental Hotels Group PLC	539	35,456

Intertek Group PLC	481	33,614

Investec PLC	1,949	12,670

ITV PLC	11,638	15,958

J Sainsbury PLC	5,636	14,022

John Wood Group PLC	2,245	12,914

Johnson Matthey PLC	600	25,394

Kingfisher PLC	6,240	17,013

Land Securities Group PLC (REIT)	2,194	23,228

Legal & General Group PLC	18,508	63,413

Lloyds Banking Group PLC	220,345	158,647

London Stock Exchange Group PLC	964	67,247

Marks & Spencer Group PLC	5,986	15,988

Meggitt PLC	2,203	14,698

Melrose Industries PLC	14,521	33,411

Merlin Entertainments PLC 144A	2,015	11,541

Micro Focus International PLC	1,041	27,308

National Grid PLC	10,310	109,405

Next PLC	433	30,389

Ocado Group PLC*	1,392	20,628

Pearson PLC	2,480	25,801

Persimmon PLC	1,023	25,967

Prudential PLC	7,909	172,581

Reckitt Benckiser Group PLC	2,164	170,763

RELX PLC	5,990	145,458

Rentokil Initial PLC	5,614	28,371

Rio Tinto Ltd.	1,125	82,090

Rio Tinto PLC	3,490	216,217

Rolls-Royce Holdings PLC*	5,206	55,616

Royal Bank of Scotland Group PLC	14,425	40,301

RSA Insurance Group PLC	3,063	22,457

Schroders PLC	353	13,678

Segro PLC (REIT)	3,345	31,030

Severn Trent PLC	724	18,821

Smith & Nephew PLC	2,682	58,080

Smiths Group PLC	1,161	23,099

Spirax-Sarco Engineering PLC	224	26,163

SSE PLC	3,140	44,727

St. James’s Place PLC	1,589	22,183

Standard Chartered PLC	8,697	78,982

Standard Life Aberdeen PLC	7,441	27,858

Taylor Wimpey PLC	10,238	20,527

Tesco PLC	29,678	85,408

The Sage Group PLC	3,327	33,940

The Weir Group PLC	844	16,603

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	29

	Shares	Value ($)

Unilever NV (CVA)	4,453	271,105

Unilever PLC	3,408	211,769

United Utilities Group PLC	2,116	21,028

Vodafone Group PLC	81,220	133,206

Whitbread PLC	569	33,447

WM Morrison Supermarkets PLC	7,081	18,111

WPP PLC	3,816	48,058

(Cost $3,627,947)		6,390,704
Total Common Stocks (Cost $20,205,082)		42,609,200

Preferred Stocks 0.5%
Germany

Bayerische Motoren Werke (BMW) AG	169	10,502

Fuchs Petrolub SE	208	8,181

Henkel AG & Co. KGaA	547	53,452

Porsche Automobil Holding SE	477	31,016

Sartorius AG	106	21,756

Volkswagen AG	562	94,733

Total Preferred Stocks (Cost $78,839)		219,640

Rights 0.0%
Spain

ACS Actividades de Construccion y Servicios SA, Expiration Date 7/11/2019*	774	1,214

Repsol SA, Expiration Date 7/9/2019*	4,220	2,341

Total Rights (Cost $3,665)		3,555

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (g) (h) (Cost $97,548)	97,548	97,548

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.40% (g) (Cost $313,021)	313,021	313,021

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $20,698,155)	98.3	43,242,964
Other Assets and Liabilities, Net	1.7	760,161

Net Assets	100.0	44,003,125

The accompanying notes are an integral part of the financial statements.

30	|	DWS EAFE® Equity Index Fund

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Common Stocks 0.1%
Deutsche Bank AG, (d)
51,429	—	3,084	(9,342)	7,020	542	—	5,985	46,023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (g) (h)
405	97,143 (i)	—	—	—	3,594	—	97,548	97,548
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.40% (g)
575,958	4,137,340	4,400,277	—	—	4,228	—	313,021	313,021
627,792	4,234,483	4,403,361	(9,342)	7,020	8,364	—	416,554	456,592

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $92,535, which is 0.2% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d)	Affiliated Issuer. This security is owned in proportion with its representation in the index.

(e)	Listed on the NASDAQ Stock Market, Inc.

(f)	Listed on the New York Stock Exchange.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

FTSE: Financial Times and the London Stock Exchange

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

SGPS: Sociedade Gestora de Participac¸o~ es Sociais (Portuguese Holding Company)

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	31

At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	9/20/2019	14	538,144	551,766	13,622
FTSE 100 Index	GBP	9/20/2019	2	184,858	187,165	2,307
SPI 200 Index	AUD	9/19/2019	1	113,630	115,119	1,489
TOPIX Index Futures	JPY	9/12/2019	2	283,194	287,715	4,521
Total unrealized appreciation						21,939

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	9,748	SGD	13,277	9/18/2019	77	Citigroup, Inc.
USD	4,984	CHF	4,913	9/18/2019	86	Morgan Stanley & Co.
USD	10,112	AUD	14,514	9/18/2019	102	Citigroup, Inc.
USD	104,529	JPY	11,254,689	9/18/2019	470	Citigroup, Inc.
USD	197,303	EUR	173,494	9/18/2019	1,219	Citigroup, Inc.
Total unrealized appreciation					1,954

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	95,290	GBP	74,558	9/18/2019	(268)	Citigroup, Inc.
HKD	102,575	USD	13,097	9/18/2019	(38)	Morgan Stanley & Co.
SEK	138,524	USD	14,782	9/18/2019	(220)	Goldman Sachs International
DKK	58,900	USD	9,000	9/18/2019	(34)	Goldman Sachs International
Total unrealized depreciation					(560)

Currency Abbreviations
AUD Australian Dollar	HKD Hong Kong Dollar
CHF Swiss Franc	JPY Japanese Yen
DKK Danish Krone	SEK Swedish Krona
EUR Euro	SGD Singapore Dollar
GBP British Pound	USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

32	|	DWS EAFE® Equity Index Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,110,945	$1,443	$3,112,388
Austria	—	96,875	—	96,875
Belgium	—	420,938	—	420,938
Bermuda	—	7,859	—	7,859
Chile	—	13,948	—	13,948
China	14,750	8,946	—	23,696
Denmark	—	730,167	—	730,167
Finland	—	496,447	—	496,447
France	32,360	4,746,850	—	4,779,210
Germany	14,672	3,496,535	—	3,511,207
Hong Kong	13,792	1,627,951	—	1,641,743
Ireland	—	272,783	—	272,783
Isle Of Man	—	15,619	—	15,619
Israel	108,478	139,773	—	248,251
Italy	46,005	824,166	—	870,171
Japan	—	10,180,539	—	10,180,539
Luxembourg	—	123,142	—	123,142
Macau	—	46,279	—	46,279
Mexico	—	6,188	—	6,188
Netherlands	109,563	1,993,908	—	2,103,471
New Zealand	—	104,771	—	104,771
Norway	—	285,809	—	285,809
Portugal	—	65,218	—	65,218
Russia	—	13,362	—	13,362
Singapore	—	568,933	—	568,933
South Africa	—	26,428	—	26,428
Spain	—	1,267,016	—	1,267,016
Sweden	—	1,053,732	—	1,053,732
Switzerland	—	4,124,139	—	4,124,139
United Arab Emirates	—	8,167	—	8,167
United Kingdom	45,288	6,345,416	—	6,390,704
Preferred Stocks	—	219,640	—	219,640
Rights	—	3,555	—	3,555
Short-Term Investments (j)	410,569	—	—	410,569

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	33

Assets	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	21,939	—	—	21,939
Forward Foreign Currency Contracts	—	1,954	—	1,954
Total	$817,416	$42,447,998	$1,443	$43,266,857

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(560)	$—	$(560)

(j)	See Investment Portfolio for additional detailed categorizations

(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

34	|	DWS EAFE® Equity Index Fund

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $20,208,361) — including $92,535 of securities loaned	$42,786,372
Investment in DWS Government & Agency Securities Portfolio (cost $97,548)*	97,548
Investment in affiliated securities, at value (cost $392,246)	359,044
Cash	188
Foreign currency, at value (cost $484,726)	489,771
Deposit with broker for futures contracts	121,343
Receivable for investments sold	499
Receivable for Fund shares sold	119,363
Dividends receivable	76,416
Interest receivable	1,192
Receivable for variation margin on futures contracts	21,747
Unrealized appreciation on forward foreign currency contracts	1,954
Foreign taxes recoverable	134,745
Due from Advisor	15,041
Other assets	20,335
Total assets	44,245,558

Liabilities
Payable upon return of securities loaned	97,548
Payable for Fund shares redeemed	25,348
Unrealized depreciation on forward foreign currency contracts	560
Accrued Trustees’ fees	762
Other accrued expenses and payables	118,215
Total liabilities	242,433
Net assets, at value	$44,003,125

Net Assets Consist of
Distributable earnings (loss)	$23,209,439
Paid-in capital	20,793,686
Net assets, at value	$44,003,125

Net Asset Value
Institutional Class

Net Asset Value offering and redemption price per share ($44,003,125 ÷ 7,621,873 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.77

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	35

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $106,201)	$980,932
Affiliated dividends (net of foreign taxes withheld of $104)	542
Income distributions — DWS Central Cash Management Government Fund	4,228
Securities lending income, net of borrower rebates	3,594
Total income	989,296
Expenses:

Management fee	54,564
Administration fee	21,825
Services to shareholders	8,634
Custodian fee	29,535
Professional fees	45,103
Reports to shareholders	24,350
Registration fees	15,857
Trustees’ fees and expenses	2,016
Pricing service fee	38,871
Other	4,052
Total expenses before expense reductions	244,807
Expense reductions	(186,866)
Total expenses after expense reductions	57,941
Net investment income	931,355

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	1,394,790
Sale of affiliated securities	(9,342)
Futures	129,619
Forward foreign currency contracts	1,421
Foreign currency	(913)
1,515,575
Change in net unrealized appreciation (depreciation) on:

Investments	3,203,755
Affiliated securities	7,020
Futures	16,905
Forward foreign currency contracts	(5,301)
Foreign currency	6,587
3,228,966
Net gain (loss)	4,744,541
Net increase (decrease) in net assets resulting from operations	$5,675,896

The accompanying notes are an integral part of the financial statements.

36	|	DWS EAFE® Equity Index Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Years Ended December 31, 2018

Operations:

Net investment income (loss)	$931,355	$1,429,108
Net realized gain (loss)	1,515,575	3,344,054
Change in net unrealized appreciation (depreciation)	3,228,966	(11,642,621)
Net increase (decrease) in net assets resulting from operations	5,675,896	(6,869,459)
Distributions to shareholders:
Institutional Class	(222,063)	(4,346,117)
Total distributions	(222,063)	(4,346,117)
Fund share transactions:

Proceeds from shares sold	2,309,551	5,725,020
Reinvestment of distributions	201,486	3,934,817
Payments for shares redeemed	(5,635,718)	(13,414,402)
Net increase (decrease) in net assets from Fund share transactions	(3,124,681)	(3,754,565)
Increase (decrease) in net assets	2,329,152	(14,970,141)
Net assets at beginning of period	41,673,973	56,644,114

Net assets at end of period	$44,003,125	$41,673,973

Other Information
Shares outstanding at beginning of period	8,180,668	8,608,234
Shares sold	418,074	916,926
Shares issued to shareholders in reinvestment of distributions	36,369	780,488
Shares redeemed	(1,013,238)	(2,124,980)
Net increase (decrease) in Fund shares	(558,795)	(427,566)

Shares outstanding at end of period	7,621,873	8,180,668

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	37

Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Institutional Class	(Unaudited)		2018	2017	2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$5.09		$6.58	$5.42	$7.04		$13.38	$14.67
Income (loss) from investment operations:

Net investment income (loss)[a]	.12		.18	.16	.19	[d]	.45	.48
Net realized and unrealized gain (loss)	.59		(1.10)	1.21	(.19)		(.51)	(1.33)
Total from investment operations	.71		(.92)	.1.37	.00	***	(.06)	(.85)
Less distributions from:

Net investment income	—		(.18)	(.21)	(.23)		(1.12)	(.44)
Net realized gains	(.03)		(.39)	—	(1.39)		(5.16)	—
Total distributions	(.03)		(.57)	(.21)	(1.62)		(6.28)	(.44)
Redemption fees	—		—	—	.00	***	.00 ***	.00 ***
Net asset value, end of period	$5.77		$5.09	$6.58	$5.42		$7.04	$13.38
Total Return (%)[b]	13.92	**	(13.69)	25.44	.75	[d]	(.74)	(5.84)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44		42	57	61		58	256
Ratio of expenses before expense reductions (%)	1.12	*	1.04	1.10	.95		.58	.49
Ratio of expenses after expense reductions (%)	.27	*	.26	.31	.33		.34	.46
Ratio of net investment income (loss) (%)	4.27	*	2.81	2.67	3.13	[d]	3.24	3.32
Portfolio turnover rate (%)	2	**	4	5	51		127 [c]	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.

[d]

Includes a non-recurring payment for overbilling of prior years’ custodian out-of-pocket fees. Excluding this payment, net investment income per share, total return and ratio of net investment income to average net assets would have been reduced by $.02, 0.37% and 0.35%, respectively.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

38	|	DWS EAFE® Equity Index Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (formerly Deutsche EAFE® Equity Index Fund) (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

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Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on

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investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

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Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $22,505,320. The net unrealized appreciation for all investments based on tax cost was $20,737,644. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $23,235,759 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,498,115.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

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attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months

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ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,099,000 to $1,370,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2019, the Fund used forward currency contracts as a means of maintaining the Fund’s currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2019, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $37,000 to $805,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $422,000 to $1,411,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$21,939	$21,939
Foreign Exchange Contracts (b)	1,954	—	1,954
	$1,954	$21,939	$23,893

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

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Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (c)	$(560)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(c)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (d)	$—	$129,619	$129,619
Foreign Exchange Contracts (e)	1,421	—	1,421
	$1,421	$129,619	$131,040

Each of the above derivatives is located in the following Statement of Operations accounts:

(d)	Net realized gain (loss) from futures

(e)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (f)	$—	$16,905	$16,905
Foreign Exchange Contracts (g)	(5,301)	—	(5,301)
	$(5,301)	$16,905	$11,604

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on futures

(g)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

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Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$1,868	$(268)	$—	$1,600
Morgan Stanley	86	(38)	—	48
	$1,954	$(306)	$—	$1,648

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$268	$(268)	$—	$—
Goldman Sachs & Co.	254	—	—	254
Morgan Stanley	38	(38)	—	—
	$560	$(306)	$—	$254

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $931,235 and $3,321,233, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

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For the period from January 1, 2019 through April 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.26% for Institutional Class.

Effective May 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.27% for Institutional Class.

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for the Fund were $186,866.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $21,825, of which $3,528 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2019, the amount charged to the Fund by DSC aggregated $1,396, of which $408 is unpaid.

In addition, for the six months ended June 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” aggregated $6,437.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $12,152, all of which is unpaid.

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Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $271.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2019, DWS Multi-Asset Global Allocation Fund held approximately 33% of the outstanding shares of the Fund. On July 30, 2019, DWS Multi-Asset Global Allocation Fund fully redeemed its shares held in the Fund.

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Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

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Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019 (Unaudited)

Actual Fund Return	Institutional Class
Beginning Account Value 1/1/19	$1,000.00
Ending Account Value 6/30/19	$1,139.20
Expenses Paid per $1,000*	$1.43

Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/19	$1,000.00
Ending Account Value 6/30/19	$1,023.46
Expenses Paid per $1,000*	$1.35

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.27%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

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Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS EAFE® Equity Index Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

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relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Institutional Class shares) was in the 3rd quartile of the applicable

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Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017). The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS EAFE® Equity Index Fund	|	53

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of

54	|	DWS EAFE® Equity Index Fund

compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS EAFE® Equity Index Fund	|	55

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). This Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS EAFE® Equity Index Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

DWS EAFE® Equity Index Fund	|	57

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

58	|	DWS EAFE® Equity Index Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

DWS EAFE® Equity Index Fund	|	59

Notes

Notes

Notes

Notes

DEAFE-3

(R-028286-8 8/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE® Equity Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/5/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/5/2019